Deferred Income Tax - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income tax expense [Line Items]
Deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures	¥ 416	¥ 833
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized	¥ 4,171	¥ 3,307